Financial risk management objectives and policies - Summary of Expected Credit Losses on Trade Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial risk management objectives and policies
Financial assets	$ 8,821,654	$ 17,555,331
Expected credit losses on trade receivables
Financial risk management objectives and policies
Exposure at default	$ 3,991,175	$ 8,816,368
Loss rate	45.00%	21.00%
Expected credit losses on trade receivables | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (1,777,479)	$ (1,812,886)
Expected credit losses on trade receivables | Current
Financial risk management objectives and policies
Exposure at default	$ 1,944,166	$ 3,865,645
Loss rate	8.00%	4.00%
Expected credit losses on trade receivables | Current | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (161,118)	$ (171,462)
Expected credit losses on trade receivables | 0 - 30
Financial risk management objectives and policies
Exposure at default	$ 236,350	$ 1,983,182
Loss rate	15.00%	11.00%
Expected credit losses on trade receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (36,310)	$ (228,046)
Expected credit losses on trade receivables | 31 - 60
Financial risk management objectives and policies
Exposure at default	$ 73,680	$ 598,130
Loss rate	24.00%	15.00%
Expected credit losses on trade receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (17,436)	$ (88,002)
Expected credit losses on trade receivables | 61 - 90
Financial risk management objectives and policies
Exposure at default	$ 135,003	$ 652,163
Loss rate	33.00%	26.00%
Expected credit losses on trade receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (44,483)	$ (171,216)
Expected credit losses on trade receivables | 91 - 120
Financial risk management objectives and policies
Exposure at default	$ 104,733	$ 275,739
Loss rate	48.00%	35.00%
Expected credit losses on trade receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (50,759)	$ (96,976)
Expected credit losses on trade receivables | 121 - 150
Financial risk management objectives and policies
Exposure at default	$ 41,880	$ 267,476
Loss rate	65.00%	46.00%
Expected credit losses on trade receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (27,354)	$ (122,403)
Expected credit losses on trade receivables | 151 - 180
Financial risk management objectives and policies
Exposure at default	$ 101,313	$ 160,497
Loss rate	85.00%	58.00%
Expected credit losses on trade receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (85,969)	$ (92,345)
Expected credit losses on trade receivables | 180+
Financial risk management objectives and policies
Exposure at default	$ 1,354,050	$ 1,013,536
Loss rate	100.00%	83.00%
Expected credit losses on trade receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (1,354,050)	$ (842,436)
Expected credit losses on customer wallet receivables
Financial risk management objectives and policies
Exposure at default	$ 715,955	$ 1,595,542
Loss rate	77.00%	41.00%
Expected credit losses on customer wallet receivables | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (550,829)	$ (652,372)
Expected credit losses on customer wallet receivables | Current
Financial risk management objectives and policies
Exposure at default	$ 22,602	510,097
Loss rate	9.00%
Expected credit losses on customer wallet receivables | Current | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (2,034)
Expected credit losses on customer wallet receivables | 0 - 30
Financial risk management objectives and policies
Exposure at default	$ 9,546	1,903
Loss rate	18.00%
Expected credit losses on customer wallet receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (1,718)
Expected credit losses on customer wallet receivables | 31 - 60
Financial risk management objectives and policies
Exposure at default	$ 40,942	41,485
Loss rate	27.00%
Expected credit losses on customer wallet receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (11,054)
Expected credit losses on customer wallet receivables | 61 - 90
Financial risk management objectives and policies
Exposure at default	$ 49,618	$ 2,630
Loss rate	36.00%	23.00%
Expected credit losses on customer wallet receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (17,863)	$ (592)
Expected credit losses on customer wallet receivables | 91 - 120
Financial risk management objectives and policies
Exposure at default	$ 46,961	$ 158,160
Loss rate	45.00%	32.00%
Expected credit losses on customer wallet receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (21,132)	$ (49,820)
Expected credit losses on customer wallet receivables | 121 - 150
Financial risk management objectives and policies
Exposure at default	$ 65,738	$ 175,577
Loss rate	59.00%	45.00%
Expected credit losses on customer wallet receivables | 121 - 150 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (38,457)	$ (79,010)
Expected credit losses on customer wallet receivables | 151 - 180
Financial risk management objectives and policies
Exposure at default	$ 76,341	$ 325,757
Loss rate	77.00%	63.00%
Expected credit losses on customer wallet receivables | 151 - 180 | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (58,401)	$ (205,227)
Expected credit losses on customer wallet receivables | 180+
Financial risk management objectives and policies
Exposure at default	$ 404,207	$ 379,933
Loss rate	99.00%	84.00%
Expected credit losses on customer wallet receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Expected Credit Losses	$ (400,170)	$ (317,723)